Notes payable	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Notes payable

Notes payable consist of the following  as of November 30, 2011.  There were no notes payable outstanding as of May 31, 2011:

Notes payable; interest accrues monthly at 2.00%;
principal and accrued interest due on
August 31, 2012; collateralized by the
equity interests of the Westshore subsidiaries	$3,687,674
Note payable; interest at 6.00%; monthly principal
and interest payments of $5,540; matures
August 1, 2013; secured by equipment	422,771
4,110,445
Less amounts currently due	3,740,703
Long term notes payable	$369,742